Borrowings - Debt instrument (Details) $ in Thousands, € in Millions, R$ in Millions, R in Millions, ₦ in Billions, XOF in Billions	Dec. 31, 2024 USD ($)	Dec. 31, 2024 BRL (R$)	Dec. 31, 2024 XOF	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 ZAR (R)	Dec. 31, 2024 NGN (₦)	Nov. 30, 2024	Oct. 31, 2024 USD ($)	Oct. 31, 2024 ZAR (R)	Aug. 31, 2024 USD ($)	Aug. 31, 2024 NGN (₦)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 BRL (R$)	Apr. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Borrowings
Borrowings	$ 3,347,949															$ 3,510,847	$ 3,344,402
IHS Holding limited, Senior Note Maturing 2026
Borrowings
Notional amount	$ 200,000
Interest rate	5.625%	5.625%	5.625%	5.625%	5.625%	5.625%
Borrowings	$ 200,777															498,920
IHS Holding limited, Senior Note Maturing 2026 | Redemption between November 29, 2023 - November 28, 2024
Borrowings
Early redemption price as a percentage of notional amount	102.8125%	102.8125%	102.8125%	102.8125%	102.8125%	102.8125%
IHS Holding limited, Senior Note Maturing 2026 | Redemption between November 29, 2024 - November 28, 2025
Borrowings
Early redemption price as a percentage of notional amount	101.40625%	101.40625%	101.40625%	101.40625%	101.40625%	101.40625%
IHS Holding limited, Senior Note Maturing 2026 | Redemption after November 29, 2025
Borrowings
Early redemption price as a percentage of notional amount	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
IHS Holding limited, Senior Note Maturing 2026 | US Dollar
Borrowings
Borrowings	$ 2,024															2,023
IHS Holding limited, Senior Note Maturing 2028
Borrowings
Notional amount	$ 500,000
Interest rate	6.25%	6.25%	6.25%	6.25%	6.25%	6.25%
Borrowings	$ 499,422															498,635
IHS Holding limited, Senior Note Maturing 2028 | Redemption between November 29, 2024 - November 28, 2025
Borrowings
Early redemption price as a percentage of notional amount	103.125%	103.125%	103.125%	103.125%	103.125%	103.125%
IHS Holding limited, Senior Note Maturing 2028 | Redemption between November 29, 2025 - November 28, 2026
Borrowings
Early redemption price as a percentage of notional amount	101.5625%	101.5625%	101.5625%	101.5625%	101.5625%	101.5625%
IHS Holding limited, Senior Note Maturing 2028 | Redemption after November 29, 2026
Borrowings
Early redemption price as a percentage of notional amount	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
IHS Holding limited, Senior Note Maturing 2030
Borrowings
Notional amount	$ 550,000
Interest rate	7.875%	7.875%	7.875%	7.875%	7.875%	7.875%	7.875%
Borrowings	$ 545,440
IHS Holding limited, Senior Note Maturing 2031
Borrowings
Notional amount	$ 650,000
Interest rate	8.25%	8.25%	8.25%	8.25%	8.25%	8.25%	8.25%
Borrowings	$ 644,180
IHS Netherlands Holdco B.V., Senior Note Maturing 2027
Borrowings
Notional amount	$ 286,000
Interest rate	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%
Borrowings	$ 293,716															959,814
Notional amount of borrowings drawn down	$ 286,000
IHS Netherlands Holdco B.V., Senior Note Maturing 2027 | Redemption after September 17, 2024
Borrowings
Early redemption price as a percentage of notional amount	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
IHS Brasil - Cesso de Infraestruturas S.A, debentures issued in 2023
Borrowings
Notional amount | R$		R$ 1,200.0
Borrowings	$ 177,635															252,341
IHS Brasil - Cesso de Infraestruturas S.A, debentures issued in 2023 | CDI
Borrowings
Borrowings, adjustment to interest rate basis	3.10%	3.10%	3.10%	3.10%	3.10%	3.10%
IHS Brasil - Cesso de Infraestruturas S.A, debentures issued in 2024
Borrowings
Notional amount		R$ 300.0										$ 48,600	R$ 300.0
Borrowings	$ 43,959
IHS Brasil - Cesso de Infraestruturas S.A, debentures issued in 2024 | CDI
Borrowings
Borrowings, adjustment to interest rate basis	2.80%	2.80%	2.80%	2.80%	2.80%	2.80%
I-Systems Solues de Infraestrutura S.A., debentures issued in 2024
Borrowings
Notional amount		R$ 160.0										$ 25,900	R$ 160.0
Borrowings	$ 24,291
I-Systems Solues de Infraestrutura S.A., debentures issued in 2024 | CDI
Borrowings
Borrowings, adjustment to interest rate basis	2.10%	2.10%	2.10%	2.10%	2.10%	2.10%
IHS Cote d Ivoire S.A., CIV XOF Tranche I
Borrowings
Interest rate	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
Borrowings																6,570
IHS Cote d Ivoire S.A., CIV Euro Tranche I
Borrowings
Borrowings																4,841
IHS Cote d Ivoire S.A., CIV Euro Tranche I | 3M EURIBOR
Borrowings
Borrowings, adjustment to interest rate basis	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%
IHS Cote d Ivoire S.A., CIV XOF Tranche II
Borrowings
Notional amount | XOF			XOF 9.4
Interest rate	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%
Borrowings	$ 14,378
IHS Cote d Ivoire S.A., CIV Euro Tranche II
Borrowings
Notional amount | €				€ 74.1
Borrowings	$ 75,473
IHS Cote d Ivoire S.A., CIV Euro Tranche II | 3M EURIBOR
Borrowings
Borrowings, adjustment to interest rate basis	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%
IHS Holding (2022) Term Loan Facility
Borrowings
Borrowings																370,935
Notional amount of borrowings drawn down														$ 430,000
IHS Holding (2022) Term Loan Facility | CAS + SOFR
Borrowings
Borrowings, adjustment to interest rate basis	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%
IHS Holding (2024) Term Facility
Borrowings
Notional amount															$ 270,000
IHS Holding (2024) Dual Tranche Bullet Term Loan Facility, USD Tranche
Borrowings
Notional amount	$ 255,000							$ 255,000
Borrowings	$ 256,640
IHS Holding (2024) Dual Tranche Bullet Term Loan Facility, USD Tranche | 3M SOFR
Borrowings
Borrowings, adjustment to interest rate basis	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%
IHS Holding (2024) Dual Tranche Bullet Term Loan Facility, ZAR Tranche
Borrowings
Notional amount | R					R 3,200.0				R 3,246.0
Borrowings	$ 175,230
IHS Holding (2024) Dual Tranche Bullet Term Loan Facility, ZAR Tranche | 3M JIBAR
Borrowings
Borrowings, adjustment to interest rate basis	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%
IHS Kuwait Limited, maturing 2029
Borrowings
Borrowings																61,354
IHS Kuwait Limited, maturing 2029 | CBK Discount Rate
Borrowings
Borrowings, adjustment to interest rate basis	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%
IHS Towers South Africa Proprietary Limited, maturing 2029
Borrowings
Notional amount | R					R 3,300.0
Borrowings	$ 174,776															185,404
IHS Towers South Africa Proprietary Limited, maturing 2029 | 3M JIBAR
Borrowings
Borrowings, adjustment to interest rate basis	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%
IHS Zambia Limited, maturing 2027
Borrowings
Notional amount	$ 61,800
Borrowings	$ 62,179															81,297
IHS Zambia Limited, maturing 2027 | CAS + SOFR
Borrowings
Borrowings, adjustment to interest rate basis	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
INT Towers Limited, maturing 2028
Borrowings
Notional amount | ₦						₦ 134.1
Borrowings	$ 91,594															186,302
INT Towers Limited, maturing 2028 | Minimum
Borrowings
Interest rate	18.00%	18.00%	18.00%	18.00%	18.00%	18.00%
INT Towers Limited, maturing 2028 | Maximum
Borrowings
Interest rate	27.00%	27.00%	27.00%	27.00%	27.00%	27.00%
INT Towers Limited, maturing 2028 | MPR
Borrowings
Borrowings, adjustment to interest rate basis	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%
I-Systems Solues de Infraestrutura S.A., maturing 2030
Borrowings
Notional amount | R$		R$ 400.0
Borrowings	$ 61,403															84,305
I-Systems Solues de Infraestrutura S.A., maturing 2030 | CDI | Minimum
Borrowings
Borrowings, adjustment to interest rate basis	2.45%	2.45%	2.45%	2.45%	2.45%	2.45%
I-Systems Solues de Infraestrutura S.A., maturing 2030 | CDI | Maximum
Borrowings
Borrowings, adjustment to interest rate basis	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%
IHS Holding 2020 Revolving Credit Facility
Borrowings
Notional amount	$ 300,000
IHS Holding 2020 Revolving Credit Facility | CAS + SOFR
Borrowings
Borrowings, adjustment to interest rate basis	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%
Nigeria (2023) Revolving Credit Facility
Borrowings
Notional amount						₦ 55.0				$ 35,600	₦ 55.0
Nigeria (2023) Revolving Credit Facility | Minimum
Borrowings
Interest rate	18.00%	18.00%	18.00%	18.00%	18.00%	18.00%
Nigeria (2023) Revolving Credit Facility | Maximum
Borrowings
Interest rate	27.00%	27.00%	27.00%	27.00%	27.00%	27.00%
Nigeria (2023) Revolving Credit Facility | MPR
Borrowings
Borrowings, adjustment to interest rate basis	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%
IHS Towers South Africa Proprietary Limited bank overdraft
Borrowings
Borrowings																675
IHS Towers South Africa Proprietary Limited bank overdraft | PRIME
Borrowings
Borrowings, adjustment to interest rate basis	(0.25%)	(0.25%)	(0.25%)	(0.25%)	(0.25%)	(0.25%)
IHS Nigeria, letters of credit issued February 2022
Borrowings
Notional amount	$ 356,500
Borrowings	$ 6,856															$ 319,454
IHS Nigeria, letters of credit issued February 2022 | Minimum
Borrowings
Interest rate	12.00%	12.00%	12.00%	12.00%	12.00%	12.00%
IHS Nigeria, letters of credit issued February 2022 | Maximum
Borrowings
Interest rate	15.75%	15.75%	15.75%	15.75%	15.75%	15.75%